Shareholders' Equity (Details) (USD $)	0 Months Ended
	Sep. 04, 2013	Sep. 30, 2013	Sep. 03, 2013	Mar. 31, 2013	Aug. 27, 2012	Mar. 31, 2012
Shareholders' Equity
Reverse stock split	0.02
Common Stock
Common stock, shares authorized		300,000,000		300,000,000	300,000,000	100,000,000
Common stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001
Common stock issued (in shares)		4,174,039	114,969,415	1,451,914		789,783
Common stock outstanding (in shares)		4,174,039	114,969,415	1,451,914		789,783
Commitments to issue additional shares of common stock under existing service contracts		10,500		13,500
Preferred Stock
Preferred stock, shares authorized				100,000,000	100,000,000	10,000,000
Preferred stock, par value (in dollars per share)				$ 0.001		$ 0.001
Preferred stock, shares issued				0